PAGE 1
                SECURITIES AND EXCHANGE COMMISSION

                      Washington, D.C.  20549

                             FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Post-Effective Amendment No.   5   (File No. 33-54471)      X

                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940

     Amendment No.   6   (File No. 811-7195)                     X

           AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
___________________________________________________________________
                    (Exact Name of Registrant)

            American Enterprise Life Insurance Company
___________________________________________________________________
                        (Name of Depositor)

  80 South 8th Street, P.O. Box 534, Minneapolis, MN 55440-0534
  (Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code (612) 671-3678

  Mary Ellyn Minenko, IDS Tower 10, Minneapolis, MN 55440-0010
              (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)
    immediately upon filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485
 X  60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
 X this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Section 24-f of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for its most recent fiscal year ended was filed on or about February 23, 1996.

PAGE 2
                       CROSS REFERENCE SHEET

Cross reference sheet showing location in the prospectus and Statement of Additional
Information of the information called for by the items enumerated in Part A and B of
Form N-4.

Negative answers omitted from prospectus and Statement of Additional Information are so indicated.

          PART A                                          PART B

                                                             Section in
                  Section                                    Statement of
  Item No.        in Prospectus                 Item No.     Additional Information
    1             Cover page                      15         Cover page

    2             Key terms                       16         Table of contents

    3(a)          Expense summary                 17(a)      NA
     (b)          In brief                          (b)      NA
                                                    (c)      About American Enterprise Life*
    4(a)          Condensed financial
                    information                   18(a)      NA
     (b)          Performance information           (b)      NA
     (c)          Financial statements              (c)      Independent auditors
                                                    (d)      NA
    5(a)          About American                    (e)      NA
                    Enterprise Life                 (f)      NA
     (b)          The variable account
     (c)          The funds                       19(a)      Making the most of your annuity*
     (d)          Cover page and the funds          (b)      NA
     (e)          Voting rights
     (f)          NA                              20(a)      Principal underwriter
                                                    (b)      Principal underwriter
    6(a)          Charges                           (c)      NA
     (b)          Expense summary                   (d)      NA
     (c)          Other information on              (d)      NA
                    charges
     (d)          Distribution of                 21(a)      Performance information
                    contracts                       (b)      Performance information
     (e)          NA
     (f)          NA                              22         Calculating Annuity Payouts

    7(a)          Buying your annuity;            23(a)      NA
                  Benefits in case of               (b)      NA
                  death; The annuity
                    payout period
     (b)          The variable account;
                  Transferring money between
                    accounts; Transfer policies
     (c)          The funds; Other information
                    on charges
     (d)          The funds

    8(a)          The annuity payout period
     (b)          Setting the retirement date
     (c)          Annuity payout plans
     (d)          The annuity payout period
     (e)          Annuity payout plans
     (f)          Death after annuity payouts
                    begin

    9(a)          Benefits in case of death
     (b)          Benefits in case of death

   10(a)          Buying your annuity;
                    Valuing your investment
     (b)          Valuing your investment
     (c)          Valuing your investment
     (d)          About American Enterprise
                    Life

PAGE 3
   11(a)          Withdrawals from your contract
     (b)          NA
     (c)          Receiving payment when you
                    request a withdrawal
     (d)          If installment payments
     (e)          Ten-day free look

   12(a)          Taxes
     (b)          Key terms
     (c)          NA

   13             NA

   14             Table of contents of the
                    Statement of Additional Information

*Designates section in the prospectus, which is hereby incorporated by reference in this Statement of Additional Information.

PAGE 4
AEL Personal PortfolioSM
____________________, 1996
Variable Annuity Prospectus

The AEL Personal PortfolioSM is a flexible premium variable annuity contract offered by American Enterprise Life Insurance Company (American Enterprise Life) a subsidiary of IDS Life Insurance Company (IDS Life), which is a subsidiary of American Express Financial Corporation. Purchase payments may be allocated among different accounts, providing variable and/or fixed returns and payouts. The annuity is available for qualified and nonqualified retirement plans.

American Enterprise Variable Annuity Account

Sold by:  American Enterprise Life Insurance Company.
Administrative Office:  80 South Eighth Street, P.O. Box 534,
Minneapolis, MN  55440-0534.  Telephone:  612-671-7700.

THIS PROSPECTUS CONTAINS THE INFORMATION ABOUT THE VARIABLE ACCOUNT THAT YOU SHOULD KNOW BEFORE INVESTING. Refer to "The variable account" in this prospectus.

THE PROSPECTUS IS ACCOMPANIED OR PRECEDED BY THE FOLLOWING
PROSPECTUSES: THE RETIREMENT ANNUITY MUTUAL FUND PROSPECTUS (DESCRIBING IDS LIFE AGGRESSIVE GROWTH FUND, IDS LIFE INTERNATIONAL EQUITY FUND, IDS LIFE CAPITAL RESOURCE FUND, IDS LIFE MANAGED FUND, IDS LIFE SPECIAL INCOME FUND, AND IDS LIFE MONEYSHARE FUND); THE OCC ACCUMULATION TRUST,FORMERLY KNOWN AS QUEST FOR VALUE ACCUMULATION TRUST (DESCRIBING OCC ACCUMULATION TRUST MANAGED PORTFOLIO AND OCC ACCUMULATION TRUST U.S. GOVERNMENT INCOME PORTFOLIO); THE PUTNAM CAPITAL MANAGER TRUST (DESCRIBING PCM DIVERSIFIED INCOME FUND, PCM GROWTH AND INCOME FUND, PCM HIGH YIELD FUND AND PCM NEW OPPORTUNITIES FUND); AND GT GLOBAL VARIABLE INVESTMENT FUNDS (DESCRIBING GT GLOBAL VARIABLE LATIN AMERICA FUND AND GT GLOBAL VARIABLE NEW PACIFIC FUND). PLEASE KEEP THESE PROSPECTUSES FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AMERICAN ENTERPRISE LIFE IS NOT A FINANCIAL INSTITUTION, AND THE SECURITIES IT OFFERS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY FINANCIAL INSTITUTION NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN THE ANNUITY INVOLVE INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI) dated ________________, 1996 (incorporated by reference into this prospectus) has been filed with the Securities and Exchange Commission (SEC), and is available without charge by contacting American Enterprise Life at the telephone number above or by completing and sending the order form on the last page of this prospectus. The table of contents of the SAI is on the last page of this prospectus.

PAGE 6
                         Table of contents

Key terms.....................................................
The AEL Personal PortfolioSM in brief.........................
Expense summary...............................................
Financial statements..........................................
Performance information.......................................
The variable account..........................................
The funds.....................................................
     IDS Life Aggressive Growth Fund..........................
     IDS Life International Equity Fund.......................
     IDS Life Capital Resource Fund...........................
     IDS Life Managed Fund....................................
     IDS Life Special Income Fund.............................
     IDS Life Moneyshare Fund.................................
     OCC Accumulation Trust Managed Portfolio.................
     OCC Accumulation Trust U.S. Government Income Portfolio..
     PCM Diversified Income Fund..............................
     PCM Growth and Income Fund...............................
     PCM High Yield Fund......................................
     PCM New Opportunities Fund...............................
     GT Global Variable Latin America Fund....................
     GT Global Variable New Pacific Fund......................
The fixed account.............................................
Buying your annuity...........................................
     The retirement date......................................
     Beneficiary..............................................
     How to make payments.....................................
Charges.......................................................
     Contract administrative charge...........................
     Variable account administrative charge...................
     Mortality and expense risk fee...........................
     Withdrawal charge........................................
     Waiver of withdrawal charges.............................
     Premium taxes............................................
Valuing your investment.......................................
     Number of units..........................................
     Accumulation unit value..................................
     Net investment factor....................................
     Factors that affect variable subaccount
         accumulation units...................................
Making the most of your annuity...............................
     Automated dollar-cost averaging..........................
     Transferring money between subaccounts...................
     Transfer policies........................................
     Two ways to request a transfer or a withdrawal...........
Withdrawals from your contract................................
     Withdrawal policies......................................
     Receiving payment when you request a withdrawal..........
Changing ownership............................................
Benefits in case of death.....................................
The annuity payout period.....................................
     Annuity payout plans.....................................
     Death after annuity payouts begin........................
Taxes.........................................................
Voting rights.................................................

PAGE 7
Substitution of investments...................................
Distribution of the contracts.................................
About American Enterprise Life................................
Regular and special reports...................................
     Services................................................
     Table of contents of the Statement of Additional
     Information.............................................

PAGE 8
Key terms

These terms can help you understand details about your annuity.

Annuity - A contract purchased from an insurance company that offers tax-deferred growth of the contract owner's investment until earnings are withdrawn, and that can be tailored to meet the specific needs of the individual during retirement.

Accumulation unit - A measure of the value of each variable subaccount before annuity payouts begin.

Annuitant - The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts - An amount paid at regular intervals under one of several plans available to the owner and/or any other payee. This amount may be paid on a variable or fixed basis.

Annuity unit - A measure of the value of each variable subaccount used to calculate the annuity payouts you receive.

Beneficiary - The person designated to receive annuity benefits in case of the owner's or annuitant's death.

Close of business - When the New York Stock Exchange (NYSE) closes, normally 3 p.m. Central time.

Code - Internal Revenue Code of 1986, as amended.

Contract value - The total value of your annuity before any applicable withdrawal charge and any contract administrative charge have been deducted.

Contract year - A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account - An account to which you may allocate purchase payments. Amounts allocated to this account earn interest at rates that are declared periodically by American Enterprise Life.

Mutual funds (funds) - Fourteen mutual funds or portfolios, each with a different investment objective. (See "The funds.") You may allocate your purchase payments into variable subaccounts investing in shares of any or all of these funds.

Owner (you, your) - The person who controls the annuity (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the annuity's benefits.

Purchase payments - Payments made to American Enterprise Life for an annuity.

PAGE 9
Qualified annuity - An annuity purchased for a retirement plan that is subject to applicable federal law and any rules of the plan itself. These plans include:

o  Individual Retirement Annuities (IRAs)
o  Simplified Employee Pension Plans (SEPs)

All other annuities are considered nonqualified annuities.

Retirement date - The date when annuity payouts are scheduled to begin. This date is first established when you start your contract. You can change it in the future.

Withdrawal charge - A deferred sales charge that may be applied if you make a withdrawal from your annuity before the retirement date.

Withdrawal value - The amount you are entitled to receive if you fully withdraw your annuity. It is the contract value minus any applicable withdrawal charge and contract administrative charge.

Valuation date - Any normal business day, Monday through Friday, that the NYSE is open. The value of each variable subaccount is calculated at the close of business on each valuation date.

Variable account - Consists of fourteen separate subaccounts to which you may allocate purchase payments; each invests in shares of one mutual fund. (See "The variable account.") The value of your investment in each variable subaccount changes with the performance of the particular fund.

The AEL Personal PortfolioSM in brief

Purpose: The AEL Personal PortfolioSM is designed to allow you to build up funds for retirement. You do this by making one or more investments (purchase payments) that may earn returns that increase the value of the annuity. Beginning at a specified future date (the retirement date), the annuity provides lifetime or other forms of payouts to you or to anyone you designate.

Ten-day free look: You may return your annuity to your agent or our Minneapolis administrative office within 10 days after it is delivered to you and receive a full refund of the contract value. No charges will be deducted. However, you bear the investment risk from the time of purchase until return of the contract; the refund amount may be more or less than the payment you made. (Exceptions:
If the law so requires, all of your purchase payments will be refunded.)

Accounts: You may allocate your purchase payments among any or all of:

o fourteen variable subaccounts of the variable account, each of which invests in mutual funds with a particular investment objective. The value of each variable subaccount varies with the performance of the particular fund. We cannot guarantee
PAGE 10
     that the value at the retirement date will equal or exceed the total of purchase payments allocated to the variable subaccounts. (p. )

o one fixed account, which earns interest at rates that are adjusted periodically by American Enterprise Life. (p. )

Buying the annuity: Your agent will help you complete and submit an application. Applications are subject to acceptance at our Minneapolis administrative office. You may buy a nonqualified annuity or a qualified annuity. Payment must be made in a lump sum with the option of additional payments in the future. In some states there are time limitations for making additional payments. (p. )

o    Minimum initial payment - $2,000
o    Minimum additional payment - $50
o    Maximum total payment(s) (without prior approval) - $1,000,000

Transfers: Subject to certain restrictions you may redistribute your money among accounts without charge at any time until annuity payouts begin, and once per contract year among the variable subaccounts thereafter. You may establish automated transfers among the fixed account and variable subaccount(s). (p. )

Withdrawals: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if withdrawals are made prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. )

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, however, such changes of nonqualified annuities may have federal income tax consequences.
Certain restrictions apply concerning change of ownership of a qualified annuity. (p. )

Payment in case of death: If you or the annuitant dies before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. )

Annuity payouts: The contract value of your investment can be applied to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as they are needed. If you purchased a qualified annuity, the payout schedule must meet requirements of the qualified plan. Payouts may be made on a fixed or variable basis, or both. Total monthly payouts include amounts from each variable subaccount and the fixed account. (p. )

Taxes: Generally, your annuity grows tax-deferred until you fully withdraw it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will still be taxed on the income if you are the owner. (p. )
PAGE 11

Charges: Your AEL Personal PortfolioSM is subject to a $30 annual contract administrative charge, a 0.15% variable account administrative charge, a 1.25% mortality and expense risk fee, a withdrawal charge and any premium taxes that may be imposed by state or local governments. Premium taxes are deducted either from your purchase payments or upon total withdrawal or when annuity payments begin. (p. )

Expense summary

The purpose of this summary is to help you understand the various costs and expenses associated with the AEL Personal PortfolioSM.

You pay no sales charge when you purchase the AEL Personal PortfolioSM. All costs that you bear directly or indirectly for the variable subaccounts and underlying mutual funds are shown below. Some expenses may vary as explained under "Contract charges."

Direct charges. These are deducted directly from the contract value. They include:

Withdrawal charge: The withdrawal charge starts at 7% of the purchase payment in the first contract year of payment receipt and decreases by 1% each contract year thereafter. There is no withdrawal charge on earnings and on purchase payments we received in any contract year six or more years prior to the contract year of withdrawal.

Annual contract administrative charge:  $30.

Indirect charges. The variable account pays these expenses out of its assets. They are reflected in the variable subaccounts' daily accumulation unit values and are not charged directly to your account. They include:

Mortality and expense risk fee: 1.25% per year, deducted from the subaccounts of the variable account as a percentage of the average daily net assets of the underlying fund.

Variable account administrative charge: 0.15% per year, deducted from the subaccounts of the variable account as a percentage of the average daily net assets of the underlying fund.

Operating expenses of underlying mutual funds: management fees and other expenses deducted as a percentage of average net assets as follows: *

                                                                                                                OCC***
                        IDS Life       IDS Life       IDS Life                 IDS Life                     Accumulation
                       Aggressive    International    Capital      IDS Life     Special       IDS Life      Trust Managed
                         Growth         Equity        Resource      Managed     Income       Moneyshare       Portfolio
                                                                                                            (after expense
                                                                                                             limitations)
Management fees           .64%           .86%           .63%         .62%        .63%           .54%            .80%

Other expenses            .04            .09            .04          .03         .04            .05             .14

Total                     .68%**         .95%**         .67%**       .65%**      .67%**         .59%**          .94%
PAGE 12
                           OCC
                       Accumulation
                     Trust U.S. Gov-        PCM             PCM                                    GT Global         GT Global
                      ernment Income    Diversified     Growth and    PCM High     PCM New         Variable           Variable
                        Portfolio          Income         Income       Yield    Opportunities    Latin America      New Pacific
                     (after expense                                                              (after expense    (after expense
                      limitations)                                                                reimbursements)   reimbursements)

Management fees            .60%             .70%            .52%        .70%         .70%            1.00%             1.00%

Other expenses             .40              .15             .05         .09          .14              .25               .25

Total                     1.00%             .85%+           .57%+       .79%+        .84%+           1.25++            1.25++

  *Premium taxes imposed by some state and local governments are not reflected in this table.
 **Annualized operating expenses of underlying mutual funds at Dec. 31, 1995.
***The annual expenses of the OCC Accumulation Trust Portfolios as of Dec. 31, 1995 have been restated to reflect new management fee and expense limitation agreements in effect as of May 1, 1996.  Effective May 1, 1996, the expenses of the Portfolios of the
   OCC Accumulation Trust are contractually limited by OpCap Advisors so that their respective annualized operating expenses do not exceed 1.25% of their respective average daily net assets.  Furthermore, through April 30, 1997, the annualized operating expenses of the Managed and U.S. Government Income Portfolios will be voluntary limited by OpCap Advisors so that annualized operating expenses of these Portfolios do not exceed 1.00% of their respective average daily net assets.  Without such voluntary expense limitations, and taking into account the revised contractual provisions effective May 1, 1996 concerning management fees and expense limitations, the Management Fees, Other Expenses and Total Portfolio Annual Expenses incurred for the fiscal year ended Dec. 31, 1995 would have been .80%, .14% and .94%, respectively, for the Managed Portfolio and .60%, .65% and 1.25%,
   respectively, for the U.S. Government Income Portfolio.
  +Operating expenses of the underlying funds at Dec. 31, 1995.
 ++Figures in the "Other Expenses" and "Total" columns are restated from the amounts you would have incurred in 1995 to reflect fee and reimbursement or waiver arrangements.  If there had been no reimbursement of expenses by LGT Asset Management and no expense reductions, the actual expenses of each Fund, expressed as a percentage of net assets, with "Management fees" stated first, then
   "Other expenses," followed by "Total," would have been as follows: GT Global Variable Latin America Fund, 1.00%, 0.69%, 1.69%;
   and GT Global Variable New Pacific Fund, 1.00%, 0.61%, 1.61%.

Example:*

                                                                                                                OCC
                        IDS Life       IDS Life       IDS Life                 IDS Life                     Accumulation
                       Aggressive    International    Capital      IDS Life     Special       IDS Life      Trust Managed
                         Growth         Equity        Resource      Managed     Income       Moneyshare       Portfolio

You would pay the following expenses on a $1,000 investment, assuming 5% annual return and full withdrawal at the end of each time period:

 1 year

 3 years

 5 years

10 years

You would pay the following expenses on the same investment assuming no withdrawal or selection of an annuity payout plan at the end of each time period:

 1 year

 3 years

 5 years

10 years

                          OCC
                      Accumulation
                       Trust U.S.             PCM             PCM                                     GT Global       GT Global
                       Government          Diversified      Growth and    PCM High      PCM New        Variable        Variable
                    Income Portfolio         Income          Income        Yield    Opportunities   Latin America    New Pacific

You would pay the following expenses on a $1,000 investment, assuming 5% annual return and full withdrawal at the end of each time period:

 1 year

 3 years

 5 years

10 years

PAGE 13
You would pay the following expenses on the same investment assuming no withdrawal or selection of an annuity payout plan at the end of each time period:

 1 year

 3 years

 5 years

10 years

This example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

* In this example, the $30 annual contract administrative charge is approximated as a .170% charge based on the estimated average contract size.

Financial Statements

[to be filed by amendment]

Performance information

Performance information for the variable subaccounts may appear from time to time in advertisements or sales literature. In all cases, such information reflects the performance of a hypothetical investment in a particular account during a particular time period.

The following performance figures are calculated on the basis of historical performance of the funds. The performance figures relating to these funds assume that the contract was in existence prior to Jan. 12, 1995, which it was not. Beginning Jan. 12, 1995, when these funds became available as investment options under the contract, actual values are used for the calculations.

Calculations are performed as follows:

Simple yield - IDS Life Moneyshare Subaccount: Income over a given seven-day period (not counting any change in the capital value of the investment) is annualized (multiplied by 52) by assuming that the same income is received for 52 weeks. This annual income is then stated as an annual percentage return on the investment.

Compound yield - IDS Life Moneyshare Subaccount: Calculated like simple yield, except that, when annualized, the income is assumed to be reinvested. Compounding of reinvested returns increases the yield as compared to a simple yield.

Yield - Special Income Subaccount: Net investment income (income less expenses) per accumulation unit during a given 30-day period is divided by the value of the unit on the last day of the period. The result is converted to an annual percentage.

Average annual total return: Expressed as an average annual compounded rate of return of a hypothetical investment over a period of one, five and 10 years (or up to the life of the account if it is less than 10 years old). This figure reflects deduction of all applicable charges, including the contract administrative PAGE 14 charge, variable account administrative charge, mortality and expense risk fee, and withdrawal charge, assuming a full withdrawal at the end of the illustrated period. Optional average annual total return quotations may be made that do not reflect a withdrawal charge deduction (assuming no withdrawal).

Aggregate total return: Represents the cumulative change in the value of an investment over a specified period of time (reflecting change in a subaccount's accumulation unit value). The calculation assumes reinvestment of investment earnings and reflects the deduction of all applicable charges, including the contract administrative charge, mortality and expense fee, variable account administrative charge and withdrawal charge, assuming a withdrawal at the end of the illustrated period. Optional total return quotations may be made that do not reflect a withdrawal charge deduction (assuming no withdrawal). Aggregate total return may be shown by means of schedules, charts or graphs.

Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the fund in which the subaccount invests, and the market conditions during the given time period. Such information is not intended to indicate future performance. Because advertised yields and total return figures include all charges attributable to the annuity, which has the effect of decreasing advertised performance, subaccount performance should not be compared to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine yield and total return for the subaccounts.)

If you would like additional information about actual performance, contact American Enterprise Life at the address or telephone number on the cover.

The variable account

Purchase payments can be allocated to any or all of the subaccounts of the variable account that invest in shares of the following funds:

                                                         Subaccount

IDS Life Aggressive Growth Fund                              EAG
IDS Life International Equity Fund                           EIE
IDS Life Capital Resource Fund                               ECR
IDS Life Managed Fund                                        EMG
IDS Life Special Income Fund                                 ESI
IDS Life Moneyshare Fund                                     EMS
OCC Accumulation Trust Managed Portfolio                     EMD
OCC Accumulation Trust U.S. Government
    Income Portfolio                                         EUS
PCM Diversified Income Fund                                  EDI
PCM Growth and Income Fund                                   EGI
PCM High Yield Fund                                          EHY
PCM New Opportunities Fund                                   ENO
GT Global Variable Latin America Fund                        ELA
GT Global Variable New Pacific Fund                          EPA

PAGE 15
Each variable subaccount meets the definition of a separate account under federal securities laws. Income, capital gains and capital losses of each subaccount are credited or charged to that subaccount alone. No variable subaccount will be charged with liabilities of any other variable account or of our general business. All obligations arising under the contracts are general obligations of IDS Life.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940
Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The funds

IDS Life Aggressive Growth Fund
Objective: capital appreciation. Invests primarily in common stock of small- and medium-size companies.

IDS Life International Equity Fund
Objective: capital appreciation. Invests primarily in common stock of foreign issuers and foreign securities convertible into common stock.

IDS Life Capital Resource Fund
Objective: capital appreciation. Invests primarily in U.S. common stocks and other securities convertible into common stock, diversified over many different companies in a variety of industries.

IDS Life Managed Fund
Objective: maximum total investment return. Invests primarily in U.S. common stocks, securities convertible into common stock, warrants, fixed income securities (primarily high-quality corporate bonds) and money market instruments.

IDS Life Special Income Fund
Objective: to provide a high level of current income while conserving the value of the investment for the longest time period. Invests primarily in high-quality, lower-risk corporate bonds issued by many different companies in a variety of industries, and in government bonds.

IDS Life Moneyshare Fund
Objective: maximum current income consistent with liquidity and conservation of capital. Invests in high-quality money market securities with remaining maturities of 13 months or less. The fund also will maintain a dollar-weighted average portfolio maturity not exceeding 90 days. The fund attempts to maintain a constant net asset value of $1 per share.

OCC Accumulation Trust Managed Portfolio
Objective: Growth of capital over time. Invests primarily in common stocks, bonds and money market and cash equivalent securities.
PAGE 16
OCC Accumulation Trust U.S. Government Income Portfolio
Objective: to provide a high level of current income together with protection of capital. Invests exclusively in debt obligations, including mortgage-backed securities, issued or guaranteed by the United States government, its agencies or instrumentalities.

PCM Diversified Income Fund
Objective: high current income consistent with capital preservation. Invests in the following three sectors of the fixed income securities markets: U.S. government sector, high yield sector and international sector.

PCM Growth and Income Fund
Objective: capital growth and current income. Invests primarily in common stocks that offer potential for capital growth, current income, or both.

PCM High Yield Fund
Objective: high current income and, when consistent with this objective, a secondary objective of capital growth. Invests primarily in high-yielding, lower-rated fixed income securities, constituting a portfolio which Putnam Investment Management, Inc. ("Putnam Management") believes does not involve undue risk to income or principal.

PCM New Opportunities Fund
Objective: long-term capital appreciation. Invests principally in common stocks of companies in sectors of the economy which Putnam
Management believes may possess above average long-term growth potential.

GT Global Variable Latin America Fund
Objective: capital appreciation. Invests primarily in a broad range of securities including common and preferred stock, rights, warrants and securities convertible into common stock, as well as bonds, notes, debentures or other forms of indebtedness of Latin American issuers.

(If your annuity was purchased in California, you cannot allocate payments to the subaccount that invests in this fund)

GT Global Variable New Pacific Fund
Objective: long-term growth of capital. Invests under normal circumstances, at least 65% of its assets in equity securities of issuers domiciled in Australia, Hong Kong, Indonesia, Malaysia, New Zealand, the Philippines, Singapore, South Korea, Taiwan and
Thailand.

(If your annuity was purchased in California, you cannot allocate payments to the subaccount that invests in this fund)

All funds are available to serve as the underlying investment for variable annuities, and some funds also are available to serve as the underlying investment for variable life insurance contracts. It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the available funds simultaneously.

PAGE 17
Although American Enterprise Life and the funds do not currently foresee any such disadvantages either to variable annuity contract owners or to variable life insurance policy owners, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between such contract owners and policy owners and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that separate funds should be established for variable life insurance and variable annuity separate accounts, the variable annuity contract holders would not bear any expenses associated with establishing separate funds.

The Internal Revenue Service (IRS) has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each mutual fund intends to comply with these requirements.

The U.S. Treasury and the IRS have indicated they may provide additional guidance concerning how many variable subaccounts may be offered and how many exchanges among variable subaccounts may be allowed before the owner is considered to have investment control, and thus is currently taxed on income earned within variable subaccount assets. We do not know at this time what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, to ensure that the owner will not be subject to current taxation as the owner of the variable subaccount assets.

We intend to comply with all federal tax laws to ensure that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

IDS Life, IDS Tower 10, Minneapolis, MN 55440, is the investment manager for each of the IDS Life funds. OpCap Advisors, One World Financial Center, New York, NY 10281, is the investment manager for the OCC Accumulation Trust portfolios. Putnam Investment Management, Inc., One Post Office Square, Boston, MA 02109, is the investment manager for the PCM funds. LGT Asset Management, 50 California Street, San Francisco, CA 94111, is the investment manager for the GT Global Funds.

The investment managers cannot guarantee that the funds will meet their investment objectives. Please read the prospectuses for the funds for complete information on investment risks, deductions, expenses and other facts you should know before investing. These prospectuses are available by contacting American Enterprise Life at the administrative office address or telephone number on the front of this prospectus.

The fixed account

Purchase payments can also be allocated to the fixed account. The value of the fixed account increases as interest is credited to the account. Purchase payments and transfers to the fixed account become part of the general account of American Enterprise Life, the

PAGE 18
company's main portfolio of investments. Interest is credited and compounded daily to produce an effective annual interest rate. We may change the interest rates from time to time.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 (1933 Act), nor is the fixed account registered as an investment company under the 1940 Act. Accordingly, neither the fixed account nor any interests in it are generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus that relate to the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Buying your annuity

Your agent will help you prepare and submit your application, and send it along with your initial purchase payment to our Minneapolis administrative office. As the owner, you have all rights and may receive all benefits under the contract. The annuity can be owned in joint tenancy only in spousal situations. You cannot buy a nonqualified annuity or be an annuitant if you are 86 or older (age 76 or older for qualified annuities). (In Pennsylvania, the annuitant must be under age 81.)

When you apply, you can select:
o  the subaccount(s) or fixed account in which you want to invest;
o  how you want to make purchase payments;
o the date you want to start receiving annuity payouts (the retirement date); and
o  a beneficiary.

If your application is complete, we will process it and apply your purchase payment to your subaccount(s) and fixed account within two days after we receive it. If your application is accepted, we will send you a contract. If we cannot accept your application within five days, we will decline it and return your payment. We will credit additional purchase payments to your account(s) at the next close of business.

The retirement date

Annuity payouts will be scheduled to begin on the retirement date. This date can be aligned with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You can also change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities, the retirement date must be:

o no earlier than the 60th day after the contract's effective date; and
o no later than the annuitant's 85th birthday (or before the 10th contract anniversary, if purchased after age 75).
PAGE 19
o no later than the annuitant's 82nd birthday (or before the eighth contract anniversary, if purchased after age 74) for annuities purchased in Pennsylvania.

For qualified annuities, to avoid IRS penalty taxes, the retirement date generally must be:

o  on or after the annuitant reaches age 59 1/2;
o by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2.

If you are taking the minimum IRA distribution as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this annuity, annuity payouts can start as late as the annuitant's 85th birthday or the 10th contract anniversary. (In Pennsylvania, annuity payouts must start no later than the annuitant's 82nd birthday or the eighth contract anniversary.)

Beneficiary

If death benefits become payable before the retirement date, your named beneficiary will receive all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Payment in case of death" for more about beneficiaries.)

Minimum payment

If single payment:

Nonqualified:       $2,000
Qualified:          $2,000

Minimum additional purchase payment(s):     $50

Maximum payment(s):     $1,000,000 of cumulative payments without
                        prior approval

How to make payments

By letter

Send your check along with your name and account number to:

Regular mail:

American Enterprise Life Insurance Company
80 South Eighth Street
P.O. Box 534
Minneapolis, MN  55440-0534

PAGE 20
Express mail:

American Enterprise Life Insurance Company
Attention:  Unit 829
80 South Eighth Street
Minneapolis, MN  55402

Charges

Contract administrative charge

This fee is for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We will waive this charge when the contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, the $30 annual charge will be deducted at the time of withdrawal regardless of contract value. The annual charge cannot be increased and does not apply after annuity payouts begin.

Variable account administrative charge
This charge is applied daily to the variable subaccounts and reflected in the unit values of the subaccounts. Annually, it totals 0.15% of their average daily net assets. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. The variable account administrative charge cannot be increased.

Mortality and expense risk fee
This fee is to cover the mortality risk and expense risk and is applied daily to the variable subaccounts and reflected in the unit values of the subaccounts. The subaccounts pay this fee at the time dividends are distributed from the funds in which they invest. Annually the fee totals 1.25% of the subaccounts average daily net assets. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long the entire group of American Enterprise Life annuitants live. If, as a group, American Enterprise Life annuitants outlive the life expectancy we have assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, American Enterprise Life annuitants do not live as long as expected, we could profit from the mortality risk fee. Expense risk arises because the contract administrative charge and variable account administrative charge cannot be increased and may not cover our expenses. Any deficit would have to be made up from our general assets.

PAGE 21
We do not plan to profit from the contract administrative charge or the variable account administrative charge. However, we hope to profit from the mortality and expense risk fee. We may use any profits realized from this fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

Withdrawal charge
If you withdraw part or all of your contract, you may be subject to a withdrawal charge. The withdrawal amount you request is determined by drawing from your total contract value in the following order:

1. First we withdraw up to 10% of your prior anniversary account value not yet withdrawn this contract year. There is no withdrawal charge on withdrawals totaling up to 10% of your prior anniversary value each contract year.

2. Next we withdraw any contract earnings (contract value minus all purchase payments received and not previously withdrawn) in excess of the annual 10% free withdrawal amount. There is no withdrawal charge on contract earnings.

3. Next, if necessary, we withdraw the old purchase payments, starting with the first purchase payment made and not previously withdrawn. There is no withdrawal charge on old payments that we received in any contract year six or more years prior to the contract year of withdrawal.

4.  Finally, if necessary, we withdraw new purchase payments.
These are payments that we received during the contract year of withdrawal and during the six immediately preceding contract years. There is a withdrawal charge on new payments. We determine your withdrawal charge by multiplying each of your new payments by the applicable withdrawal charge percentage, and then summing the total withdrawal charges.

The new payment withdrawal charge percentage depends on the number of contract years since you made the payment(s).

Contract Years From                           Withdrawal Charge
  Payment Receipt                                Percentage
         1                                           7%
         2                                           6%
         3                                           5%
         4                                           4%
         5                                           3%
         6                                           2%
         7                                           1%
    Thereafter                                       0%

Withdrawal charge calculation example

We determine your withdrawal charge by multiplying each of your new payments by the applicable withdrawal charge percentage and then summing the total withdrawal charges.
PAGE 22
For example, the withdrawal charge on a total withdrawal request for a contract with this history:

o The contract date is July 1, 1996 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year

o We received these payments - $10,000 July 1, 1996, $8,000 Dec. 31, 2002 and $6,000 Feb. 20, 2004

o The owner withdraws the contract for its total withdrawal value of $38,101 on Aug. 5, 2006 and had not made any other withdrawals during that contract year

o    The prior anniversary July 1, 2006 contract value was $38,488 is calculated this way:

Withdrawal Charge       Explanation
   $  0             $3,848.80 is 10% of the prior anniversary
                    account value withdrawn without withdrawal charge; and

      0 $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and

      0 $10,000 July 1, 1996 payment is an old payment withdrawn without withdrawal charge; and

    240 $8,000 Dec. 31, 2002 payment is a new payment in its fifth contract year from receipt, withdrawn with a 3% withdrawal charge; and

    240             $6,000 Feb. 20, 2004 payment is a new payment
                    in its fourth contract year from receipt
                    withdrawn with a 4% withdrawal charge.
__________
   $480

The withdrawal charge is calculated so that the total amount minus any withdrawal charge equals the amount you request. If you take a full withdrawal from your contract, the $30 contract charge will be deducted.

Waiver of withdrawal charges
There are no withdrawal charges for:

o withdrawals during the year totaling up to 10% of your prior contract anniversary contract value;
o contract earnings - if any - in excess of the annual 10% free withdrawal amount;
o minimum required distributions from a qualified annuity after you reach age 70 1/2 (for those amounts required to be distributed from this annuity only);
o    contracts settled using an annuity payout plan; and
o    death benefits.

PAGE 23
If your contract includes a "Waiver of Withdrawal Charges" Annuity Endorsement, we will waive withdrawal charges that are normally assessed upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days.

To qualify, the nursing home must meet the following criteria:

o be licensed by an appropriate licensing agency to provide nursing care; and
o    provide 24-hour-a-day nursing services; and
o    have a doctor available for emergency situations; and
o    have a nurse on duty or on call at all times; and
o    maintain clinical records; and
o    have appropriate methods for administering drugs.

To the extent permitted by state law, this endorsement is included in contracts issued when the owner and annuitant are under age 76 on the date that we issue the contract.

Possible group reductions: In some cases lower sales and administrative expenses may be incurred due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

Premium taxes
Certain state and local governments impose premium taxes that may reach to 3.5%. These taxes are dependent upon the state of residence or the state in which the contract was sold. In some cases, premium taxes are deducted from your purchase payments before they are allocated. In other cases, the deduction is made when you fully withdraw your contract or when annuity payouts begin.

Valuing your investment

Here is how your fixed account and variable subaccounts are valued:

Fixed account: The amounts allocated to the fixed account are valued directly in dollars and equal the sum of your purchase payments and transfer amounts plus interest earned, less any amounts withdrawn or transferred and any contract administrative charge.

Variable subaccounts: Amounts allocated to the variable subaccounts are converted into accumulation units. Each time you make a purchase payment or transfer amounts into one of the variable subaccounts, a certain number of accumulation units are credited to your contract for that subaccount. Conversely, each time you take a partial withdrawal, transfer amounts out of a variable subaccount, or are assessed a contract administrative charge, a certain number of accumulation units are subtracted from your contract.

PAGE 24
The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the underlying fund.

The dollar value of each accumulation unit can rise or fall daily depending on the performance of the underlying mutual fund and on certain fund expenses. Here is how unit values are calculated:

Number of units
To calculate the number of accumulation units for a particular subaccount, we divide your investment, after deduction of any premium taxes, by the current accumulation unit value.

Accumulation unit value
The current accumulation unit value for each variable subaccount equals the last value times the subaccount's current net investment factor.

Net investment factor

o Determined each business day by adding the underlying mutual fund's current net asset value per share plus per-share amount of any current dividend or capital gain distribution; then
o    dividing that sum by the previous net asset value per share;
     and
o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the underlying mutual fund may fluctuate, the accumulation unit value may increase or decrease.
You bear this investment risk in a variable subaccount.

Factors that affect variable subaccount accumulation units
Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

o additional purchase payments allocated to the variable subaccounts;
o    transfers into or out of the variable subaccount(s);
o    partial withdrawals;
o    withdrawal charges; and/or
o    contract administrative charges.

Accumulation unit values may fluctuate due to:

o    changes in underlying mutual fund(s) net asset value;
o    dividends distributed to the variable subaccount(s);
o    capital gains or losses of underlying mutual funds;
o    mutual fund operating expenses;
o    mortality and expense risk fees; and/or
o    variable account administrative charges.

PAGE 25
Making the most of your annuity

Automated dollar-cost averaging*

You can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might have a set amount transferred monthly from a relatively conservative variable subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market value(s) of the underlying mutual fund(s). Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. For specific features contact your agent.

                               How dollar-cost averaging works

                               Month       Amount       Accumulation   Number of units
                                          invested       unit value      purchased
By investing an                Jan         $100             $20            5.00
equal number of
dollars each month....         Feb          100              18            5.56

                               March        100              17            5.88

you automatically              April        100              15            6.67
buy more units
when the per unit              May          100              16            6.25
market price is low....
                               June         100              18            5.56

                               July         100              17            5.88

                               Aug          100              19            5.26

and fewer units                Sept         100              21            4.76
when the per unit
market price is                Oct          100              20            5.00
high.

You have paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any variable subaccount will gain in value, nor will it protect against a decline in value if market prices fall. However, if you can continue to invest regularly throughout changing market conditions, it can be an effective strategy to help meet your long term goals.

* Some restrictions may apply.

Transferring money between subaccounts
You may transfer money from any one subaccount, or the fixed account, to another before the annuity payouts begin. Certain restrictions apply to transfers involving the fixed account. If we receive your request before the close of business, we will process it that day. Requests received after the close of business will be processed the next business day. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments.
PAGE 26
We may suspend or modify transfer privileges at any time. The right to transfer contract values between the subaccounts is subject to modification if we determine, in our sole discretion, that the exercise of that right by one or more contract owners is, or would be, to the disadvantage of other contract owners. Any modification could be applied to transfers to or from some or all of the subaccounts. These modifications could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one contract owner or limiting the dollar amount that may be transferred between the subaccounts and the fixed account by a contract owner at any one time. We may apply these modifications or restrictions in any manner reasonably designed to prevent any use of the transfer right we consider to be to the disadvantage of other contract owners. (For information on transfers after annuity payouts begin, see "The annuity payout period.")

Transfer policies

o You may transfer contract values between the variable subaccounts or from the subaccount(s) to the fixed account at any time. However, if you have made a transfer from the fixed account to the subaccount(s), you may not make a transfer from any subaccount back to the fixed account for six months following that transfer.

o You may transfer contract values from the fixed account to the variable subaccount(s) on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up for transfer periods of your choosing subject to certain minimums).

o If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the fixed account to the variable subaccount(s) will be effective on the day we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o Once annuity payouts begin no transfers may be made to or from the fixed account, but transfers may be made once per contract year among the variable subaccounts.

Two ways to request a transfer or a withdrawal

1    By letter

Send your name, account number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

Regular mail:
American Enterprise Life Insurance Company
80 South Eighth Street
P.O. Box 534
Minneapolis, MN  55440-0534
PAGE 27
Express mail:
American Enterprise Life Insurance Company
Attention:  Unit 829
80 South Eighth Street
Minneapolis, MN  55402

Minimum amount
Mail transfers:     $500 or entire variable subaccount or fixed
                    account balance
Mail withdrawals:   $500 or entire variable subaccount or fixed
                    account balance

Maximum amount
Mail transfers:     None (up to contract value)
Mail withdrawals:   None (up to contract value)

2    By automated transfers and automated partial withdrawals

Your agent can help you set up automated transfers among your accounts or partial withdrawals from the accounts.

You can start or stop this service by written request or other method acceptable to American Enterprise Life. You must allow 30 days for American Enterprise Life to change any instructions that are currently in place.

o Automated transfers may not exceed an amount that, if continued, would deplete the fixed account or subaccount(s) from which you are transferring within 24 months.

o Automated transfers and automated partial withdrawals are subject to all of the contract provisions and terms, including transfer of contract values between accounts. Automated withdrawals may be restricted by applicable law under some contracts.

o Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

Minimum amount
Automated transfers or withdrawals:     $100 monthly/$250 quarterly

Maximum amount
Automated transfers or withdrawals:     None (except for automated
                                        transfers from the fixed
                                        account)

Withdrawals from your contract

As owner, you may withdraw all or part of your contract at any time before annuity payouts begin by sending a written request to American Enterprise Life. For total withdrawals we will compute the value of your contract at the close of business after we receive your request. We may ask you to return the contract. You may have to pay withdrawal charges (see "Withdrawal charge") and IRS taxes and penalties (see "Taxes"). No withdrawals may be made after annuity payouts begin.

PAGE 28
Withdrawal policies
If you have a balance in more than one account and request a partial withdrawal, we will withdraw money from all your accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

Receiving payment when you request a withdrawal

By regular or express mail:

o    Payable to owner.

o Normally mailed to address of record within seven days after receiving your request. However, we may postpone the payment if:

     -the withdrawal amount includes a purchase payment check that has not cleared;
     -the NYSE is closed, except for normal holiday and weekend closings;
     -trading on the NYSE is restricted, according to SEC rules; -an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or -the SEC permits us to delay payment for the protection of security holders.

Changing ownership

You may change ownership of your nonqualified annuity at any time by filing a change of ownership with us at our Minneapolis administrative office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request believed to be authentic and will use reasonable procedures to confirm that it is. If these procedures are followed, we take no responsibility for the validity of the change.

If you have a nonqualified annuity, you may lose your tax advantages by transferring, assigning or pledging any part of it.
(See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose to any person except American Enterprise Life. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of a contract may be transferred to the annuitant.

Benefits in case of death

If you or the annuitant dies (or, for qualified annuities, if the annuitant dies) before annuity payouts begin, we will pay the beneficiary as follows:

PAGE 29
For contracts where both the owner and annuitant were 75 or younger on the date the contract was issued and if all withdrawals you have made from this contract have been without withdrawal charges, the beneficiary receives the greater of:

1.   the contract value; or

2.   the total purchase payments paid less any amounts withdrawn;
     or

3. on or after the fifth contract anniversary, the death benefit as of the most recent fifth contract anniversary adjusted by adding any purchase payments made since that most recent fifth contract anniversary and by subtracting any amounts withdrawn since that most recent fifth contract anniversary.

For contracts where both the owner and annuitant were 75 or younger on the date the contract was issued and you have made withdrawals subject to withdrawal charges, the beneficiary receives the contract value.

For contracts where either the owner or annuitant were 76 or older on the date the contract was issued, the beneficiary receives the contract value.

If your spouse is sole beneficiary under a nonqualified annuity and you die before the retirement date, your spouse may keep the annuity as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

Under a qualified annuity, if the annuitant dies before reaching age 70 1/2 and before the retirement date, and the spouse is the only beneficiary, the spouse may keep the annuity in force until the date on which the annuitant would have reached age 70 1/2 or such other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.

Payments: We will pay the beneficiary in a single sum unless you have given us other written instructions, or the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death;
o  payouts begin no later than one year after death; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will determine the contract's value at the next close of business after our death claim requirements are fulfilled. Interest, if any, will be paid from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. (See "Taxes.")

PAGE 30
The annuity payout period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we will mutually agree on other payout arrangements. The amount available for payouts under the plan you select is the contract value on your retirement date. No withdrawal charges are deducted under the payout plans listed below.

You also decide whether annuity payouts are to be made on a fixed or variable basis, or a combination of fixed and variable. Amounts of fixed and variable payouts depend on:
o  the annuity payout plan you select;
o  the annuitant's age and, in most cases, sex;
o  the annuity table in the contract; and
o  the amounts you allocated to the account(s) at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccount(s) you select. These payouts will vary from month to month because the performance of the underlying mutual funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Transfer policies."

Annuity payout plans

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are to be used to purchase the payout plan:

o Plan A - Life annuity - no refund: Monthly payouts are made until the annuitant's death. Payouts end with the last payout before the annuitant's death; no further payouts will be made.
This means that if the annuitant dies after only one monthly payout has been made, no more payouts will be made.

o Plan B - Life annuity with five, 10 or 15 years certain: Monthly payouts are made for a guaranteed payout period of five, 10 or 15 years that the annuitant elects. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period has expired. The guaranteed payout period is calculated from the retirement date. If the annuitant outlives the elected guaranteed payout period, payouts will continue until the annuitant's death.

o Plan C - Life annuity - installment refund: Monthly payouts are made until the annuitant's death, with our guarantee that payouts will continue for some period of time. Payouts will be made for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

PAGE 31
o Plan D - Joint and last survivor life annuity - no refund:
Monthly payouts are made to the annuitant and a joint annuitant while both are living. If either annuitant dies, monthly payouts continue at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o Plan E - Payouts for a specified period (available as a fixed payout only): Monthly payouts are made for a specific payout period of 10 to 30 years chosen by the annuitant. Payouts will be made only for the number of years specified whether the annuitant is living or not. Depending on the time period selected, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")

Restrictions for some qualified plans: If you purchased a qualified annuity, you must select a payout plan that provides for payouts:

o  over the life of the annuitant;
o over the joint lives of the annuitant and a designated beneficiary;
o for a period not exceeding the life expectancy of the annuitant; or
o for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin

If you or the annuitant dies after annuity payouts begin, any amount payable to the beneficiary will be provided in the annuity payout plan in effect.

Taxes

Generally, under current law, any increase in your contract value is taxable to you only when you receive a payout or withdrawal. (However, see detailed discussion below.) Any portion of the annuity payouts and any withdrawals you request that represent ordinary income are normally taxable. You will receive a 1099 tax information form for any year in which a taxable distribution was made.

PAGE 32
Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts received after your investment in the annuity is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company to the same owner during a calendar year are to be taxed as a single, unified contract when distributions are taken from any one of such contracts.

Annuity payouts under qualified annuities: Under a qualified annuity, the entire payout generally will be includable as ordinary income and subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with pre-tax dollars as part of a qualified retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

Withdrawals: If you withdraw part or all of your contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals before reaching age 59 1/2. For qualified annuities, other penalties may apply if you make withdrawals from your annuity before your plan specifies that you can receive payouts.

Death benefits to beneficiaries: The death benefit under an annuity is not tax-exempt. Any amount received by the beneficiary that represents previously deferred earnings within the contract, is taxable as ordinary income to the beneficiary in the year(s) he or she receives the payments.

Annuities owned by corporations, partnerships or trusts: Any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will continue to be tax-deferred.

Penalties: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you or your beneficiary:
o  because of your death;
o  because you become disabled (as defined in the Code);
o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other penalties or exceptions may apply if you make withdrawals from your annuity before your plan specifies that payouts can be made.
PAGE 33
Withholding, generally: If you receive all or part of the contract value from an annuity, withholding may be imposed against the taxable income portion of the payment. Any withholding that is done represents a prepayment of your tax due for the year. You take credit for such amounts on the annual tax return that you file.

If the payment is part of an annuity payout plan, the amount of withholding generally is computed using payroll tables. You can provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) withholding is computed using 10% of the taxable portion. Similar to above, as long as you've provided us with a valid Social Security Number or Taxpayer Identification
Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, any payment from which federal withholding is deducted may also have state withholding deducted. The withholding requirements may differ if payment is being made to a non-U.S. citizen or if the payment is being delivered outside the United States.

Transfer of ownership of a nonqualified annuity: If you make such a transfer without receiving adequate consideration, the transfer is considered a gift, and also may be considered a withdrawal for federal income tax purposes. If the gift is a currently taxable event, the amount of deferred earnings at the time of the transfer will be taxed to the original owner, who also may be subject to a 10% IRS penalty as discussed earlier. In this case, the new owner's investment in the annuity will be the value of the annuity at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal.

Important: Our discussion of federal tax laws is based upon our understanding of these laws as they are currently interpreted.
Federal tax laws or current interpretations of them may change.

For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

Tax qualification

The contract is intended to qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification,

PAGE 34
notwithstanding any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any such amendments.

Voting rights

As contract owner with investments in the variable subaccount(s), you may vote on important mutual fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each variable subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o the reserve held in each subaccount for your contract, divided by
o the net asset value of one share of the applicable underlying mutual fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each account. Notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled, will be sent.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we have received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we have received instructions.

Substitution of investments

If shares of any fund should not be available for purchase by the appropriate variable subaccount or if, in the judgment of American Enterprise Life's Management, further investment in such shares is no longer appropriate in view of the purposes of the subaccount, investment in the subaccount may be discontinued or another registered open-end management investment company may be substituted for fund shares held in the subaccounts if American Enterprise Life believes it would be in the best interest of persons having voting rights under the contract. The variable account may be operated as a management company under the 1940 Act or it may be deregistered under this Act if the registration is no longer required. In the event of any such substitution or change, American Enterprise Life, without the consent or approval of the owners, may amend the contract and take whatever action is necessary and appropriate. However, no such substitution or change

PAGE 35
will be made without the necessary approval of the SEC and state insurance departments. American Enterprise Life will notify owners of any substitution or change.

Distribution of the contracts

The contracts will be distributed by banks and financial institutions either directly or through a network of third-party marketers. American Express Financial Advisors Inc., the principal underwriter for the variable account, will pay commissions for the distribution of the contracts to the broker-dealers of the banks or financial institutions or the broker-dealers of the third-party marketers who have entered into distribution agreements with American Express Financial Advisors. These commissions will not be more than 7% of purchase payments received on the contracts.

From time to time, American Enterprise Life may pay or permit other promotional incentives, in cash or credit or other compensation.

About American Enterprise Life

The AEL Personal PortfolioSM is issued by American Enterprise Life. American Enterprise Life is a wholly owned subsidiary of IDS Life, which is a wholly owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly owned subsidiary of American Express Company. American Express Company is a financial services company principally engaged through subsidiaries (in addition to American Express Financial Corporation) in travel related services, investment services and international banking services.

American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative office is located at 80 South Eighth Street, Minneapolis, MN 55402. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life is licensed in the state of Indiana and it conducts a conventional life insurance business.

American Express Financial Advisors Inc. is the principal underwriter for the variable account. Its home office is IDS Tower 10, Minneapolis, MN 55440-0010. American Express Financial Advisors is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. American Express Financial Advisors is a wholly owned subsidiary of American Express Financial Corporation.

The American Express Financial Corporation family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

Other subsidiaries provide investment management and related services for pension, profit-sharing, employee savings and endowment funds of businesses and institutions.

PAGE 36
Regular and special reports

Services

To help you track and evaluate the performance of your annuity, American Enterprise Life provides:

Quarterly statements showing the value of your investment.

Annual reports containing required information on the annuity and its underlying investments.

Table of contents of the Statement of Additional Information

Performance information...............................
Calculating annuity payouts...........................
Rating agencies.......................................
Principal underwriter.................................
Independent auditors..................................
Saving for retirement.................................
Prospectus............................................
Financial statements -
     American Enterprise Variable Annuity
     Account..........................................
     American Enterprise Life Insurance
     Company..........................................

___________________________________________________________________
Please check the appropriate box to receive a copy of the Statement of Additional Information for:

____ AEL Personal PortfolioSM

____ IDS Life Retirement Annuity Mutual Funds

____ The OCC Accumulation Trust

____ The Putnam Capital Manager Trust

____ GT Global Variable Investment Funds

Mail your request to:

American Enterprise Life Insurance Company
80 South Eighth Street
P.O. Box 534
Minneapolis, MN 55440-0534

American Enterprise Life will mail your request to:

Your name _____________________________________________________

Address _______________________________________________________

City __________________________ State ____________ Zip ________

                STATEMENT OF ADDITIONAL INFORMATION

                                for

                     AEL PERSONAL PORTFOLIOSM

           AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                    ____________________, 1996


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance
Company (American Enterprise Life).

This Statement of Additional Information (SAI), dated ___________, 1996, is not a prospectus. It should be read together with the Account's prospectus, dated _____________, 1996, which may be obtained from your agent, or by writing or calling American Enterprise Life Insurance Company at the address or telephone number below.



American Enterprise Life Insurance Company
Administrative Offices
80 South Eighth Street
P.O. Box 534
Minneapolis, MN  55440-0534
(612) 671-7700

PAGE 38
                         TABLE OF CONTENTS

Performance Information......................................

Calculating Annuity Payouts..................................

Rating Agencies..............................................

Principal Underwriter........................................

Independent Auditors.........................................

Saving for Retirement........................................

Prospectus...................................................

PAGE 39
PERFORMANCE INFORMATION

The following performance figures are calculated on the basis of historical performance of the funds. The performance figures relating to these funds assume that the contract was in existence prior to January 12, 1995, which it was not. Performance figures are calculated on the basis of historical performance of the funds. Before the subaccounts began investing in these funds, the figures show what the subaccount performance would have been if these subaccounts had existed during the illustrated periods. Once these subaccounts began investing in these funds, actual values are used for the calculations.

Calculation of Yield for the Subaccount investing in IDS Life
Moneyshare Fund.

Simple yield for the subaccount investing in the IDS Life Moneyshare Fund will be based on the: (a) change in the value of a hypothetical investment (exclusive of capital changes) at the beginning of a seven-day period for which yield is to be quoted;
(b) subtracting a pro rata share of subaccount expenses accrued over the seven-day period; (c) dividing the difference by the value of the subaccount at the beginning of the period to obtain the base period return; and (d) annualizing the results (i.e., multiplying the base period return by 365/7).

The value of the hypothetical subaccount includes the amount of any declared dividends, the value of any shares purchased with any dividend paid during the period and any dividends declared for such shares. The variable subaccount's yield does not include any realized or unrealized gains or losses, nor does it include the effect of any applicable surrender charge.

Calculation of compound yield begins with the same base period return used in the calculation of yield, which is then annualized to reflect compounding according to the following formula:

     Compound Yield = [(Base Period Return + 1) 365/7 ] -1

         Annualized Yield based on Seven-Day Period ended
                       _____________________

Subaccount investing in:       Simple Yield        Compound Yield
IDS Life Moneyshare Fund               %                    %

Calculation of Yield for the Subaccount investing in IDS Life
Special Income Fund.

For the subaccount investing in the IDS Life Special Income Fund quotations of yield will be based on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and will be computed by dividing net

PAGE 40
investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                    YIELD = 2[(a-b + 1)6  - 1]
                                cd

where:     a = dividends and investment income earned during the
               period.
           b = expenses accrued for the period (net of
               reimbursements).
           c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends.
           d = the maximum offering price per accumulation unit on the last day of the period.

Yield on the subaccount is earned from the increase in the net asset value of shares of the fund in which the subaccount invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

   Annualized yield based on 30-Day Period ended _______________

Subaccount investing in:          Yield
IDS Life Special Income               %

Calculation of average annual total return

Quotations of average annual total return for a subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the annuity contract over a period of one, five and 10 years (or, if less, up to the life of the account), calculated according to the following formula:

                           P(1+T)n = ERV

where:     P = a hypothetical initial payment of $1,000.
           T = average annual total return.
           n = number of years.
         ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year (or other) period at the end of the one, five, or ten year (or other) period (or fractional portion thereof).

Subaccount total return figures reflect the deduction of the contract administrative charge, variable account administrative charge and mortality and expense risk fee. Performance figures will be shown with the deduction of the applicable withdrawal charge.

PAGE 41
    Average Annual total Return For Period Ended _____________

Average Annual Total Return with Withdrawal
                                                                                             Since
Subaccount investing in:                                   1 Year     5 Year     10 Year     Inception
IDS LIFE
  Aggressive Growth Fund (1/92)*
  Capital Resource Fund (10/81)
  International Equity Fund (1/92)
  Managed Fund (4/86)
  Moneyshare Fund (10/81)
  Special Income Fund (10/81)

                                                                                             Since
                                                           1 Year     5 Year     10 Year     Inception
OCC ACCUMULATION TRUST
  Managed Portfolio (8/88)

GT GLOBAL
  Variable Latin America Fund (2/93)
  Variable New Pacific Fund (2/93)

PCM
  Diversified Income Fund (9/93)
  Growth & Income Fund (2/88)
  High Yield Fund (2/88)
  New Opportunities Fund (5/94)

Average Annual Total Return without Withdrawal

                                                                                             Since
Subaccount Investing in:                                   1 Year     5 Year     10 Year     Inception

IDS Life
  Aggressive Growth Fund (1/92)*
  Capital Resource Fund (10/81)
  International Equity Fund (1/92)
  Managed Fund (4/86)
  Moneyshare Fund (10/81)
  Special Income Fund (10/81)

OCC ACCUMULATION TRUST
  Managed Portfolio (8/88)

GT GLOBAL
  Variable Latin America (2/93)
  Variable New Pacific Fund (2/93)

PCM
  Diversified Income Fund (9/93)
  Growth & Income Fund (2/88)
  High Yield Fund (2/88)
  New Opportunities Fund (5/94)

*inception dates of the funds are shown in parentheses.

Aggregate Total Return

Aggregate total return represents the cumulative change in value of an investment for a given period (reflecting change in a subaccount's accumulation unit value) and is computed by the following formula:

                              ERV - P
                                 P

PAGE 42
where:     P = a hypothetical initial payment of $1,000.
         ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year (or other) period at the end of the one, five, or ten year (or other) period (or fractional portion thereof).

The Securities and Exchange Commission (SEC) requires that an assumption be made that the contract owner withdraws the entire contract at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount) for which performance is required to be calculated. In addition, performance figures may be shown without the deduction of a withdrawal charge.

Subaccount total return figures reflect the deduction of the contract administrative charge and mortality and expense risk fee.

Performance of the subaccount may be quoted or compared to rankings, yields, or returns as published or prepared by independent rating or statistical services or publishers or publications such as Barron's, Business Week, Forbes, Fortune, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, Mutual Fund Forecaster, The New York Times, Stranger's Investment Advisor, USA Today, U.S. News & World Report and The Wall Street Journal.

CALCULATING ANNUITY PAYOUTS

The Variable Account

The following calculations are done separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout:  To compute your first monthly payment, we:

o determine the dollar value of your annuity as of the valuation date seven days before the retirement date and then deduct any applicable premium tax.
o apply the result to the annuity table contained in the contract or another table at least as favorable. The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: The value of your subaccount is then converted to annuity units. To compute the number credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date on (or next day preceding) the seventh calendar day before the retirement date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying mutual fund.

PAGE 43
Subsequent Payouts:  To compute later payouts, we multiply:

o the annuity unit value on the valuation date on or immediately preceding the seventh calendar day before the payout is due; by
o  the fixed number of annuity units credited to you.

Annuity Table: The table shows the amount of the first monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.) The table assumes that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts.

Annuity Unit Values: This value was originally set at $1 for each subaccount. To calculate later value we multiply the last annuity value by the product of:

o  the net investment factor; and
o the neutralizing factor. The purpose of the neutralizing factor is to offset the effect of the assumed investment rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor:

o Determined each business day by adding the underlying mutual fund's current net asset value per share plus per share amount of any current dividend or capital gain distribution; then
o  dividing that sum by the previous net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the underlying mutual fund may fluctuate, the net investment factor may be greater or less than one, and the accumulation unit value may increase or decrease. You bear this investment risk in a variable subaccount.

The Fixed Account

Your fixed annuity payout amounts are guaranteed. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you have selected to begin receiving your annuity payouts; then
o using an annuity table we apply the value according to the annuity payout plan you select; and
o the annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The table will be equal to or greater than the table in your contract.

PAGE 44
RATING AGENCIES

The following chart reflects the ratings given to American Enterprise Life by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the variable subaccounts of the AEL Personal PortfolioSM. This information relates only to the fixed account and reflects American Enterprise Life's ability to make annuity payouts and to pay death benefits and other distributions from the annuity.

Rating agency                    Rating

A.M. Best                          A+
                               (Superior)

Duff & Phelps                     AAA

Moody's                           Aa2

PRINCIPAL UNDERWRITER

The principal underwriter for the accounts is American Express
Financial Advisors Inc. which offers the variable contracts on a continuous basis.

INDEPENDENT AUDITORS

To be filed by Amendment.

SAVING FOR RETIREMENT

You may have to save more for retirement because the average person lives 17 years in retirement. Social security and pensions will Znot cover your expenses in retirement. Sixty cents of every retirement dollar must come from your personal savings.

Sources:    Social Security Administration, U.S. Department of
            Health and Human Services.

PROSPECTUS

The prospectus dated ______________, 1996, is hereby incorporated in this SAI by reference.

PAGE 45
PART C.

Item 24.  Financial Statements and Exhibits

(a)  To be filed by Amendment.

(b)  Exhibits:

1. Resolution of the Executive Committee of the Board of Directors of American Enterprise Life establishing the
     American Enterprise Variable Annuity Account dated July 15,
     1987, filed electronically as Exhibit 1 to the Initial
     Registration Statement to Registration Statement No. 33-54471, filed on or about July 5, 1994 is incorporated herein by reference.

2.   Not applicable.

3.1  Form of Variable Annuity and Life Insurance Distribution
     Agreement, filed electronically as Exhibit 3.1 to Pre-
     Effective Amendment No. 1 to Registration Statement No. 33-
     54471 is incorporated herein by reference.

3.2 Form of Managing General Agent Agreement, filed electronically as Exhibit 3.2 to Pre-Effective Amendment No. 1 to
     Registration Statement No. 33-54471 is incorporated herein by reference.

4.1 Form of Deferred Annuity Contract (form 34560), filed electronically as Exhibit 4.1 to the Initial Registration
     Statement to Registration Statement No. 33-54471, filed on or about July 5, 1994 is incorporated herein by reference.

4.2 Form of Tax-Qualified Endorsement (form 34563), filed electronically as Exhibit 4.2 to the Initial Registration
     Statement to Registration Statement No. 33-54471, filed on or about July 5, 1994 is incorporated herein by reference.

4.3 Form of Annuity Endorsement (form 34562), filed electronically as Exhibit 4.3 to the Initial Registration Statement to
     Registration Statement No. 33-54471, filed on or about July 5, 1994 is incorporated herein by reference.

5.1 Form of Application for American Enterprise Life Variable Annuity (form 34561), filed electronically as Exhibit 5.1 to the Initial Registration Statement to Registration Statement No. 33-54471, filed on or about July 5, 1994 is incorporated herein by reference.

6.1 Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit 6.1 to the Initial Registration Statement to Registration Statement No. 33-54471, filed on or about July 5, 1994 is incorporated herein by reference.

PAGE 46
6.2 Amended By-Laws of American Enterprise Life, filed electronically as Exhibit 6.2 to the Initial Registration
     Statement to Registration Statement No. 33-54471, filed on or about July 5, 1994 is incorporated herein by reference.

7.   Not applicable.

8.1 Copy of Participation Agreement among (company) and GT Global Variable Investment Trust and GT Global Variable Investment Series and GT Global Financial Services, Inc., dated February 10, 1995 is filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 3 to Registration Statement No. 33-54471 is incorporated herein by reference.

8.2 Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated January 16, 1995, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-54471 is incorporated herein by reference.

8.3 Copy of Participation Agreement by and among Quest for Value Accumulation Trust and (Insurance Company) and Quest for Value Distributors, dated February 21, 1995, filed electronically as
     Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-54471 is incorporated herein by reference.

9. Opinion of Counsel and consent to its use as to the legality of the securities being registered was filed with Registrant's most recent 24f-2 Notice on or about Feb. 23, 1996.

10.  To be filed by Amendment.

11.  Not applicable.

12.  Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to the Initial Registration Statement to Registration Statement No. 33-54471, filed on or about July 5, 1994 is incorporated herein by reference.

14.  To be filed by Amendment.

15. Power of Attorney to sign this Registration Statement dated June 22, 1994, filed electronically as Exhibit 14.2 to the Initial Registration Statement to Registration Statement No. 33-54471, filed on or about July 5, 1994 is incorporated herein by reference.

PAGE 47
Item 25.  Directors and Officers of the Depositor (IDS Life
          Insurance Company)

                                                        Positions and
Name                     Principal Business Address     Offices with Depositor
Timothy V. Bechtold      IDS Tower 10                   Vice President-Risk
                         Minneapolis, MN  55440           Management Products

David J. Berry           IDS Tower 10                   Vice President
                         Minneapolis, MN  55440

Alan R. Dakay            IDS Tower 10                   Vice President-
                         Minneapolis, MN  55440           Institutional Insurance
                                                          Marketing

Robert M. Elconin        IDS Tower 10                   Vice President
                         Minneapolis, MN  55440

Morris Goodwin Jr.       IDS Tower 10                   Vice President and Treasurer
                         Minneapolis, MN  55440

Lorraine R. Hart         IDS Tower 10                   Vice President-Investments
                         Minneapolis, MN  55440

David R. Hubers          IDS Tower 10                   Director
                         Minneapolis, MN  55440

James M. Jensen          IDS Tower 10                   Vice President-Insurance
                         Minneapolis, MN  55440           Product Development

Richard W. Kling         IDS Tower 10                   Director and President
                         Minneapolis, MN  55440

Paul F. Kolkman          IDS Tower 10                   Director and Executive
                         Minneapolis, MN  55440           Vice President

Ryan R. Larson           IDS Tower 10                   Vice President
                         Minneapolis, MN  55440

Janis E. Miller          IDS Tower 10                   Director and Executive
                         Minneapolis, MN  55440           Vice President-
                                                          Variable Assets

James A. Mitchell        IDS Tower 10                   Director, Chairman of
                         Minneapolis, MN  55440           the Board and Chief
                                                          Executive Officer

Barry J. Murphy          IDS Tower 10                   Director and Executive
                         Minneapolis, MN  55440           Vice President-
                                                          Client Service

James R. Palmer          IDS Tower 10                   Vice President-Taxes
                         Minneapolis, MN  55440

Stuart A. Sedlacek       IDS Tower 10                   Director and Executive
                         Minneapolis, MN  55440           Vice President-Assured
                                                          Assets
PAGE 48
F. Dale Simmons          IDS Tower 10                   Vice President-
                         Minneapolis, MN  55440           Real Estate
                                                          Loan Management

William A. Stoltzmann    IDS Tower 10                   Vice President, General
                         Minneapolis, MN  55440           Counsel and Secretary

Melinda S. Urion         IDS Tower 10                   Director, Executive
                         Minneapolis, MN  55440           Vice President and
                                                          Controller

Item 26.  Persons Controlled by or Under Common Control with the
          Depositor or Registrant

          American Express Life Insurance is a wholly owned subsidiary of IDS Life Insurance Company which is a wholly owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly owned subsidiary of American Express Company (American Express).

          The following list includes the names of major subsidiaries of American Express.

                                                  Jurisdiction
Name of Subsidiary                                of Incorporation

I.   Travel Related Services

    American Express Travel Related
     Services Company, Inc.                          New York

II.  International Banking Services

    American Express Bank Ltd.                       Connecticut

III. Companies engaged in Investors Diversified Financial Services

    American Centurion Life Assurance Company        New York
    American Enterprise Investment Services Inc.     Minnesota
    American Enterprise Life Insurance Company       Indiana
    American Express Financial Advisors Inc.         Delaware
    American Express Financial Corporation           Delaware
    American Express Insurance Agency of Nevada Inc. Nevada
    American Express Minnesota Foundation            Minnesota
    American Express Service Corporation             Delaware
    American Express Tax and Business Services Inc.  Minnesota
    American Express Trust Company                   Minnesota
    American Partners Life Insurance Company         Arizona
    AMEX Assurance Company                           Illinois
    IDS Advisory Group Inc.                          Minnesota
    IDS Aircraft Services Corporation                Minnesota
    IDS Cable Corporation                            Minnesota
    IDS Cable II Corporation                         Minnesota
    IDS Capital Holdings Inc.                        Minnesota
    IDS Certificate Company                          Delaware
    IDS Deposit Corp.                                Utah
    IDS Fund Management Limited                      U.K.

PAGE 49
    IDS Futures Corporation                          Minnesota
    IDS Futures III Corporation                      Minnesota
    IDS Insurance Agency of Alabama Inc.             Alabama
    IDS Insurance Agency of Arkansas Inc.            Arkansas
    IDS Insurance Agency of Massachusetts Inc.       Massachusetts
    IDS Insurance Agency of Mississippi Ltd.         Mississippi
    IDS Insurance Agency of New Mexico Inc.          New Mexico
    IDS Insurance Agency of North Carolina Inc.      North Carolina
    IDS Insurance Agency of Ohio Inc.                Ohio
    IDS Insurance Agency of Texas Inc.               Texas
    IDS Insurance Agency of Utah Inc.                Utah
    IDS Insurance Agency of Wyoming Inc.             Wyoming
    IDS International, Inc.                          Delaware

Item 26.  Persons Controlled by or Under Common Control with the
          Depositor or Registrant (Continued)

                                                  Jurisdiction
Name of Subsidiary                                of Incorporation

    IDS Life Insurance Company                       Minnesota
    IDS Life Insurance Company of New York           New York
    IDS Management Corporation                       Minnesota
    IDS Partnership Services Corporation             Minnesota
    IDS Plan Services of California, Inc.            Minnesota
    IDS Property Casualty Insurance Company          Wisconsin
    IDS Real Estate Services, Inc.                   Delaware
    IDS Realty Corporation                           Minnesota
    IDS Sales Support Inc.                           Minnesota
    IDS Securities Corporation                       Delaware
    Investors Syndicate Development Corp.            Nevada

Item 27.  Number of Contractowners

          On Sept. 30, 1996, there were 673 contract owners of qualified contracts. There were 437 owners of non-qualified contracts.

Item 28.  Indemnification

          The By-Laws of the depositor provide that the Corporation shall have the power to indemnify a director, officer, agent or employee of the Corporation pursuant to the provisions of applicable statues or pursuant to contract.

          The Corporation may purchase and maintain insurance on behalf of any director, officer, agent or employee of the Corporation against any liability asserted against or incurred by the director, officer, agent or employee in such capacity or arising out of the director's, officer's, agent's or employee's status as such, whether or not the Corporation would have the power to indemnify the director, officer, agent or employee against such liability under the provisions of applicable law.

          The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.
PAGE 50
          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

      IDS Bond Fund, Inc.; IDS California Tax-Exempt Trust; IDS Discovery Fund, Inc.; IDS Equity Select Fund, Inc.; IDS Extra Income Fund, Inc.; IDS Federal Income Fund, Inc.; IDS Global Series, Inc.; IDS Growth Fund, Inc.; IDS High Yield Tax-Exempt Fund, Inc.; IDS International Fund, Inc.; IDS Investment Series, Inc.; IDS Managed Retirement Fund, Inc.; IDS Market Advantage Series, Inc.; IDS Money Market Series, Inc.; IDS New Dimensions Fund, Inc.; IDS Precious Metals Fund, Inc.; IDS Progressive Fund, Inc.; IDS Selective Fund, Inc.; IDS Special Tax-Exempt Series Trust; IDS Stock Fund, Inc.; IDS Strategy Fund, Inc.; IDS Tax-Exempt Bond Fund, Inc.; IDS Tax-Free Money Fund, Inc.; IDS Utilities Income Fund, Inc. and IDS Certificate Company.

PAGE 51
(b) As to each director, officer or partner of the principal underwriter:

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Ronald G. Abrahamson     Vice President-              None
IDS Tower 10             Service Quality and
Minneapolis, MN 55440    Reengineering

Douglas A. Alger         Vice President-Total         None
IDS Tower 10             Compensation
Minneapolis, MN 55440

Peter J. Anderson        Senior Vice President-       None
IDS Tower 10             Investments
Minneapolis, MN 55440

Ward D. Armstrong        Vice President-              None
IDS Tower 10             Sales and Marketing,
Minneapolis, MN  55440   IDS Institutional
      Retirement Services

Joseph M. Barsky III     Vice President-Senior        None
IDS Tower 10             Portfolio Manager
Minneapolis, MN  55440

Robert C. Basten         Vice President-Tax           None
IDS Tower 10             and Business Services
Minneapolis, MN  55440

Timothy V. Bechtold      Vice President-Risk          None
IDS Tower 10             Management Products
Minneapolis, MN  55440

John D. Begley           Group Vice President-        None
Suite 100                Ohio/Indiana
7760 Olentangy River Rd.
Columbus, OH  43235

PAGE 52
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Carl E. Beihl            Vice President-              None
IDS Tower 10             Strategic Technology
Minneapolis, MN 55440    Planning

Jack A. Benjamin         Group Vice President-        None
Suite 200                Greater Pennsylvania
3500 Market Street
Camp Hill, PA  17011

Alan F. Bignall          Vice President-              None
IDS Tower 10             Technology and
Minneapolis, MN 55440    Development

Brent L. Bisson          Group Vice President-        None
Ste 900 E. Westside Twr  Los Angeles Metro
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder           Vice President-              None
IDS Tower 10             Mature Market Group
Minneapolis, MN  55440

Walter K. Booker         Group Vice President-        None
Suite 200                New Jersey
3500 Market Street
Camp Hill, NJ  17011

Bruce J. Bordelon        Group Vice President-        None
Galleria One Suite 1900  Gulf States
Galleria Blvd.
Metairie, LA  70001

Charles R. Branch        Group Vice President-        None
Suite 200                Northwest
West 111 North River Dr
Spokane, WA  99201

Karl J. Breyer           Senior Vice President-       None
IDS Tower 10             Corporate Affairs and
Minneapolis, MN 55440    Special Counsel

Daniel J. Candura        Vice President-              None
IDS Tower 10             Marketing Support
Minneapolis, MN  55440

Cynthia M. Carlson       Vice President-              None
IDS Tower 10             American Express
Minneapolis, MN  55440   Securities Services

PAGE 53
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Orison Y. Chaffee III    Vice President-Field         None
IDS Tower 10             Real Estate
Minneapolis, MN 55440

James E. Choat           Senior Vice President-       None
IDS Tower 10             Field Management
Minneapolis, MN  55440

Kenneth J. Ciak          Vice President and           None
IDS Property Casualty    General Manager-
1400 Lombardi Avenue     IDS Property Casualty
Green Bay, WI 54304

Roger C. Corea           Group Vice President-        None
290 Woodcliff Drive      Upstate New York
Fairport, NY  14450

Henry J. Cormier         Group Vice President-        None
Commerce Center One      Connecticut
333 East River Drive
East Hartford, CT  06108

John M. Crawford         Group Vice President-        None
Suite 200                Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe           Group Vice President-        None
Suite 312                Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran           Vice President and           None
IDS Tower 10             Assistant General Counsel
Minneapolis, MN  55440

Alan R. Dakay            Vice President-              Director and
IDS Tower 10             Institutional Products       President
Minneapolis, MN 55440    Group

Regenia David            Vice President-              None
IDS Tower 10             Systems Services
Minneapolis, MN  55440

Scott M. DiGiammarino    Group Vice President-        None
Suite 500                Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

PAGE 54
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Bradford L. Drew         Group Vice President-        None
Two Datran Center        Eastern Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

William H. Dudley        Director and Executive       None
IDS Tower 10             Vice President-
Minneapolis MN 55440     Investment Operations

Gordon L. Eid            Senior Vice President        None
IDS Tower 10             and General Counsel
Minneapolis, MN 55440

Robert M. Elconin        Vice President-              None
IDS Tower 10             Government Relations
Minneapolis, MN  55440

Mark A. Ernst            Vice President-              None
IDS Tower 10             Retail Services
Minneapolis, MN 55440

Joseph Evanovich Jr.     Group Vice President-        None
One Old Mill             Nebraska/Iowa/Dakotas
101 South 108th Avenue
Omaha, NE  68154

Louise P. Evenson        Group Vice President-        None
Suite 200                San Francisco Bay Area
1333 N. California Blvd.
Walnut Creek, CA  94596

Gordon M. Fines          Vice President-              None
IDS Tower 10             Mutual Fund Equity
Minneapolis MN 55440     Investments

Douglas L. Forsberg      Group Vice President-        None
Suite 100                Portland/Eugene
7931 N. E. Halsey
Portland, OR  97213

William P. Fritz         Group Vice President-        None
Suite 160                Northern Missouri
12855 Flushing Meadows Dr
St. Louis, MO  63131

Carl W. Gans             Group Vice President-        None
8500 Tower Suite 1770    Twin City Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

PAGE 55
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Robert G. Gilbert        Vice President-              None
IDS Tower 10             Real Estate
Minneapolis, MN 55440

John J. Golden           Vice President-              None
IDS Tower 10             Field Compensation
Minneapolis, MN  55440   Development

Morris Goodwin Jr.       Vice President and           None
IDS Tower 10             Corporate Treasurer
Minneapolis, MN 55440

Suzanne Graf             Vice President-              None
IDS Tower 10             Systems Services
Minneapolis, MN  55440

Bruce M. Guarino         Group Vice President-        None
Suite 1736               Hawaii
1585 Kapiolani Blvd.
Honolulu, HI  96814

David A. Hammer          Vice President               None
IDS Tower 10             and Marketing
Minneapolis, MN  55440   Controller

Teresa A. Hanratty       Group Vice President-        None
Suites 6&7               Northern New England
169 South River Road
Bedford, NH  03110

John R. Hantz            Group Vice President-        None
Suite 107                Detroit Metro
17177 N. Laurel Park
Livonia, MI  48154

Robert L. Harden         Group Vice President-        None
Two Constitution Plaza   Boston Metro
Boston, MA  02129

Lorraine R. Hart         Vice President-              None
IDS Tower 10             Insurance Investments
Minneapolis, MN 55440

Scott A. Hawkinson       Vice President-Assured       None
IDS Tower 10             Assets Product Development
Minneapolis, MN 55440    and Management

Brian M. Heath           Group Vice President-        None
Suite 150                North Texas
801 E. Campbell Road
Richardson, TX  75081
PAGE 56
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

James G. Hirsh           Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN  55440   Counsel

David J. Hockenberry     Group Vice President-        None
30 Burton Hills Blvd.    Eastern Tennessee
Suite 175
Nashville, TN  37215

Kevin P. Howe            Vice President-              None
IDS Tower 10             Government and
Minneapolis, MN  55440   Customer Relations and
                         Chief Compliance Officer

David R. Hubers          Chairman, Chief              None
IDS Tower 10             Executive Officer and
Minneapolis, MN 55440    President

Marietta L. Johns        Senior Vice President-       None
IDS Tower 10             Field Management
Minneapolis, MN 55440

James E. Kaarre          Vice President-              None
IDS Tower 10             Marketing Promotions
Minneapolis, MN  55440

Linda B. Keene           Vice President-              None
IDS Tower 10             Market Development
Minneapolis, MN  55440

G. Michael Kennedy       Vice President-Investment    None
IDS Tower 10             Services and Investment
Minneapolis, MN  55440   Research

Susan D. Kinder          Senior Vice President-       None
IDS Tower 10             Human Resources
Minneapolis, MN 55440

Richard W. Kling         Senior Vice President-       Chairman of
IDS Tower 10             Risk Management Products     the Board
Minneapolis, MN  55440

Paul F. Kolkman          Vice President-              None
IDS Tower 10             Actuarial Finance
Minneapolis, MN 55440

Claire Kolmodin          Vice President-              None
IDS Tower 10             Service Quality
Minneapolis, MN  55440

PAGE 57
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

David S. Kreager         Group Vice President-        None
Ste 108 Trestle Bridge V Greater Michigan
5136 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai        Director and Senior          None
IDS Tower 10             Vice President-Field
Minneapolis, MN 55440    Management and Business
                         Systems

Mitre Kutanovski         Group Vice President-        None
Suite 680                Chicago Metro
8585 Broadway
Merrillville, IN  48410

Edward Labenski Jr.      Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN 55440    Manager

Kurt A. Larson           Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN  55440   Manager

Lori J. Larson           Vice President-              None
IDS Tower 10             Variable Assets Product
Minneapolis, MN  55440   Development

Ryan R. Larson           Vice President-              None
IDS Tower 10             IPG Product Development
Minneapolis, MN 55440

Daniel E. Laufenberg     Vice President and           None
IDS Tower 10             Chief U.S. Economist
Minneapolis, MN  55440

Richard J. Lazarchic     Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN  55440   Manager

Peter A. Lefferts        Senior Vice President-       None
IDS Tower 10             Corporate Strategy and
Minneapolis, MN  55440   Development

Douglas A. Lennick       Director and Executive       None
IDS Tower 10             Vice President-Private
Minneapolis, MN  55440   Client Group

Mary J. Malevich         Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN 55440    Manager

PAGE 58
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Fred A. Mandell          Vice President-              None
IDS Tower 10             Field Marketing Readiness
Minneapolis, MN  55440

Daniel E. Martin         Group Vice President-        None
Suite 650                Pittsburgh Metro
5700 Corporate Drive
Pittsburgh, PA  15237

William J. McKinney      Vice President-              None
IDS Tower 10             Field Management
Minneapolis, MN  55440   Support

Thomas W. Medcalf        Vice President-              None
IDS Tower 10             Senior Portfolio Manager
Minneapolis, MN 55440

William C. Melton        Vice President-              None
IDS Tower 10             International Research
Minneapolis, MN 55440    and Chief International
                         Economist

Janis E. Miller          Vice President-              None
IDS Tower 10             Variable Assets
Minneapolis, MN 55440

James A. Mitchell        Executive Vice President-    None
IDS Tower 10             Marketing and Products
Minneapolis, MN 55440

John P. Moraites         Group Vice President-        None
Union Plaza Suite 900    Kansas/Oklahoma
3030 Northwest Expressway
Oklahoma City, OK  73112

Pamela J. Moret          Vice President-Services     None
IDS Tower 10
Minneapolis, MN 55440

Alan D. Morgenstern      Group Vice President-        None
Suite 200                Central California/
3500 Market Street       Western Nevada
Camp Hill, NJ  17011

Barry J. Murphy          Senior Vice President-       None
IDS Tower 10             Client Service
Minneapolis, MN  55440

Mary Owens Neal          Vice President-              None
IDS Tower 10             Mature Market Segment
Minneapolis, MN  55440
PAGE 59
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Robert J. Neis           Vice President-              None
IDS Tower 10             Technology Services
Minneapolis, MN 55440    Operations

Ronald E. Newton         Group Vice President-        None
319 Southbridge St.      Rhode Island/Central
Auburn, MA  01501        Massachusetts

Thomas V. Nicolosi       Group Vice President-        None
Suite 220                New York Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

James R. Palmer          Vice President-              None
IDS Tower 10             Taxes
Minneapolis, MN 55440

Carla P. Pavone          Vice President-              None
IDS Tower 10             Specialty Service Teams
Minneapolis, MN  55440   and Emerging Business

Susan B. Plimpton        Vice President-              None
IDS Tower 10             Segmentation Development
Minneapolis, MN 55440    and Support

Larry M. Post            Group Vice President-        None
One Tower Bridge         Philadelphia Metro
100 Front Street 8th Fl
West Conshohocken, PA  19428

Ronald W. Powell         Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN 55440    Counsel

James M. Punch           Vice President-              None
IDS Tower 10             Geographical Service
Minneapolis, MN 55440    Teams

Frederick C. Quirsfeld   Vice President-Taxable       None
IDS Tower 10             Mutual Fund Investments
Minneapolis, MN 55440

R. Daniel Richardson     Group Vice President-        None
Suite 800                Southern Texas
Arboretum Plaza One
9442 Capital of Texas Hwy N.
Austin, TX  78759

PAGE 60
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Roger B. Rogos           Group Vice President-        None
One Sarasota Tower       Western Florida
Suite 700
Two N. Tamiami Trail
Sarasota, FL  34236

ReBecca K. Roloff        Vice President-Private       None
IDS Tower 10             Client Group
Minneapolis, MN  55440

Stephen W. Roszell       Vice President-              None
IDS Tower 10             Advisory Institutional
Minneapolis, MN  55440   Marketing

Max G. Roth              Group Vice President-        None
Suite 201 S IDS Ctr      Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Robert A. Rudell         Vice President-              None
IDS Tower 10             American Express
Minneapolis, MN 55440    Institutional Retirement
                         Services

John P. Ryan             Vice President and           None
IDS Tower 10             General Auditor
Minneapolis, MN 55440

Erven Samsel             Senior Vice President-       None
45 Braintree Hill Park   Field Management
Suite 402
Braintree, MA  02184

Russell L. Scalfano      Group Vice President-        None
Suite 201                Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz        Group Vice President-        None
Suite 205                Arizona/Las Vegas
7333 E Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek       Vice President-              Director and
IDS Tower 10             Assured Assets               Executive
Minneapolis, MN  55440                                Vice
                                                      President,
                                                      Assured
                                                      Assets

PAGE 61
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Donald K. Shanks         Vice President-              None
IDS Tower 10             Property Casualty
Minneapolis, MN  55440

F. Dale Simmons          Vice President-Senior        None
IDS Tower 10             Portfolio Manager,
Minneapolis, MN 55440    Insurance Investments

Judy P. Skoglund         Vice President-              None
IDS Tower 10             Human Resources and
Minneapolis, MN  55440   Organization Development

Julian W. Sloter         Group Vice President-        None
Ste 1700 Orlando FinCtr  Orlando/Jacksonville
800 North Magnolia Ave.
Orlando, FL  32803

Ben C. Smith             Vice President-              None
IDS Tower 10             Workplace Marketing
Minneapolis, MN  55440

William A. Smith         Vice President and           None
IDS Tower 10             Controller-Private
Minneapolis, MN 55440    Client Group

James B. Solberg         Group Vice President-        None
466 Westdale Mall        Eastern Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl            Vice President-              None
IDS Tower 10             Human Resources
Minneapolis, MN 55440    Management Services

Paul J. Stanislaw        Group Vice President-        None
Suite 1100               Southern California
Two Park Plaza
Irvine, CA  92714

Lois A. Stilwell         Group Vice President-        None
Suite 433                Outstate Minnesota Area/
9900 East Bren Road      North Dakota/Western Wisconsin
Minnetonka, MN  55343

William A. Stoltzmann    Vice President and           Director,
IDS Tower 10             Assistant General            Vice
Minneapolis, MN 55440    Counsel                      President,
                                                      General
                                                      Counsel and
                                                      Secretary

PAGE 62
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

James J. Strauss         Vice President-              None
IDS Tower 10             Corporate Planning
Minneapolis, MN 55440    and Analysis

Jeffrey J. Stremcha      Vice President-Information   None
IDS Tower 10             Resource Management/ISD
Minneapolis, MN  55440

Neil G. Taylor           Group Vice President-        None
Suite 425                Seattle/Tacoma
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas           Senior Vice President-       None
IDS Tower 10             Information and
Minneapolis, MN 55440    Technology

Melinda S. Urion         Senior Vice President        Vice
IDS Tower 10             and Chief Financial          President and
Minneapolis, MN 55440    Officer                      Controller

Peter S. Velardi         Group Vice President-        None
Suite 180                Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer  Group Vice President-        None
Suite 100                Denver/Salt Lake City/
Stanford Plaza II        Albuquerque
7979 East Tufts Ave Pkwy
Denver, CO  80237

Wesley W. Wadman         Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN 55440    Manager

Norman Weaver Jr.        Senior Vice President-       None
1010 Main St Suite 2B    Field Management
Huntington Beach, CA  92648

Michael L. Weiner        Vice President-              None
IDS Tower 10             Tax Research and Audit
Minneapolis, MN 55440

Lawrence J. Welte        Vice President-              None
IDS Tower 10             Investment Administration
Minneapolis, MN  55440

Jeffry M. Welter         Vice President-              None
IDS Tower 10             Equity and Fixed Income
Minneapolis, MN  55440   Trading
PAGE 63
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

William N. Westhoff      Senior Vice President and    None
IDS Tower 10             Global Chief Investment
Minneapolis, MN  55440   Officer

Thomas L. White          Group Vice President-        None
Suite 200                Cleveland Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams         Group Vice President-        None
Suite 250                Virginia
3951 Westerre Parkway
Richmond, VA  23233

Edwin M. Wistrand        Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN 55440    Counsel

Michael R. Woodward      Senior Vice President-       None
32 Ellicott St Ste 100   Field Management
Batavia, NY  14020

Item 29(c).

                                  Net Underwriting
             Name of Principal     Discounts and        Compensation on        Brokerage
             Underwriter            Commissions           Redemption          Commissions     Compensation
             American Express
             Financial Advisors
             Inc.

Item 30.   Location of Accounts and Records

           American Enterprise Life Insurance Company
           IDS Tower 10
           Minneapolis, MN  55402

Item 31.   Management Services

           Not applicable.

Item 32.   Undertakings

           (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

PAGE 64
           (b)  Registrant undertakes that it will include either
                (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included the prospectus that the applicant can remove to send for a Statement of Additional Information.

           (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to IDS Life Contract Owner Service at the address or phone number listed in the prospectus.

           (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

PAGE 65
                            SIGNATURES

As required by the Securities Act of 1933 and the Investment
Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant has duly caused this Registration
Statement to be signed on its behalf, in the City of Minneapolis, and State of Minnesota, on the 12th day of November, 1996.


                       AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                                      (Registrant)

                      By American Enterprise Life Insurance Company
                                          (Sponsor)

                      By /s/ Richard W. Kling*
                             Richard W. Kling
                             Chairman of the Board

As required by the Securities Act of 1933, this Registration
Statement has been signed by the following persons in the capacities indicated on the 12th day of November, 1996.

Signature                               Title

/s/ Richard W. Kling*                   Director and Chairman of
    Richard W. Kling                    the Board

/s/ Paul S. Mannweiler*                 Director
    Paul S. Mannweiler

/s/ Stuart A. Sedlacek*                 Director and Executive Vice
    Stuart A. Sedlacek                  President-Assured Assets

/s/ William A. Stoltzmann*              Director, Vice President,
    William A. Stoltzmann               General Counsel and
                                        Secretary

*Signed pursuant to Power of Attorney filed electronically as
Exhibit 14.2 to the Initial Registration Statement to Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.



______________________________
Mary Ellyn Minenko

PAGE 66
            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 5

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Cross-reference sheet.

Part A.

     The prospectus.

Part B.

     Statement of Additional Information.

Part C.

     Other Information.

     The signatures.

Exhibits.